UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-(877) 721-1926

Date of fiscal year end: December 31

Date of reporting period: September 30, 2015

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS INCOME TRUST

WESTERN ASSET GLOBAL HIGH YIELD BOND FUND

FORM N-Q

SEPTEMBER 30, 2015

WESTERN ASSET GLOBAL HIGH YIELD BOND FUND

Schedule of investments (unaudited)	September 30, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
CORPORATE BONDS & NOTES - 88.1%
CONSUMER DISCRETIONARY - 16.3%
Auto Components - 0.6%
Alliance Automotive Finance PLC, Senior Secured Notes	6.250%	12/1/21	700,000	EUR	$809,697	(a)
Europcar Groupe SA, Secured Notes	5.750%	6/15/22	500,000	EUR	565,684	(a)
ZF North America Capital Inc., Senior Notes	4.500%	4/29/22	630,000		597,712	(a)

Total Auto Components					1,973,093

Automobiles - 0.3%
Chrysler Group LLC/CG Co.-Issuer Inc., Secured Notes	8.250%	6/15/21	200,000		212,740
Fiat Chrysler Automobiles NV, Senior Notes	4.500%	4/15/20	840,000		802,200

Total Automobiles					1,014,940

Diversified Consumer Services - 0.7%
Co-operative Group Holdings 2011 Ltd., Senior Notes	6.875%	7/8/20	100,000	GBP	161,119	(b)
Co-operative Group Holdings 2011 Ltd., Senior Notes	7.500%	7/8/26	380,000	GBP	620,331
EC Finance PLC, Senior Secured Notes	5.125%	7/15/21	920,000	EUR	1,040,837	(a)
Service Corp. International, Senior Notes	5.375%	5/15/24	700,000		732,375

Total Diversified Consumer Services					2,554,662

Hotels, Restaurants & Leisure - 5.0%
1011778 BC ULC/New Red Finance Inc., Secured Notes	6.000%	4/1/22	1,460,000		1,485,550	(a)
1011778 BC ULC/New Red Finance Inc., Senior Secured Notes	4.625%	1/15/22	1,330,000		1,303,666	(a)
Bossier Casino Venture Holdco Inc., Senior Secured Bonds	14.000%	2/9/18	1,279,000		1,156,216	(a)(c)(d)(e)
Carrols Restaurant Group Inc., Secured Notes	8.000%	5/1/22	990,000		1,046,925
CEC Entertainment Inc., Senior Notes	8.000%	2/15/22	700,000		693,000
Downstream Development Authority of the Quapaw Tribe of Oklahoma, Senior Secured Notes	10.500%	7/1/19	850,000		890,375	(a)
Gala Electric Casinos Ltd., Secured Notes	11.500%	6/1/19	1,000,000	GBP	1,612,530	(b)
Greektown Holdings LLC/Greektown Mothership Corp., Senior Secured Notes	8.875%	3/15/19	880,000		906,400	(a)
Landry’s Holdings II Inc., Senior Notes	10.250%	1/1/18	430,000		441,825	(a)
Landry’s Inc., Senior Notes	9.375%	5/1/20	1,300,000		1,394,250	(a)
Marstons Issuer PLC, Secured Bonds	5.641%	7/15/35	882,000	GBP	1,274,204	(f)
MCE Finance Ltd., Senior Notes	5.000%	2/15/21	1,660,000		1,469,100	(a)
NCL Corp. Ltd., Senior Notes	5.250%	11/15/19	1,960,000		2,007,785	(a)
Thomas Cook Finance PLC, Senior Bonds	6.750%	6/15/21	1,630,000	EUR	1,898,314	(a)
Viking Cruises Ltd., Senior Notes	6.250%	5/15/25	590,000		579,675	(a)

Total Hotels, Restaurants & Leisure					18,159,815

Household Durables - 1.6%
Century Intermediate Holding Co. 2, Senior Notes	9.750%	2/15/19	1,270,000		1,309,687	(a)(c)
Shea Homes LP/Shea Homes Funding Corp., Senior Notes	5.875%	4/1/23	750,000		770,625	(a)
William Lyon Homes Inc., Senior Notes	8.500%	11/15/20	1,150,000		1,239,125
William Lyon Homes Inc., Senior Notes	7.000%	8/15/22	620,000		640,150
Woodside Homes Co., LLC/Woodside Homes Finance Inc., Senior Notes	6.750%	12/15/21	1,890,000		1,748,250	(a)

Total Household Durables					5,707,837

Leisure Products - 0.3%
Vista Outdoor Inc., Senior Notes	5.875%	10/1/23	910,000		928,200	(a)

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL HIGH YIELD BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Media - 6.2%
CCO Safari II LLC, Senior Secured Notes	4.908%	7/23/25	3,680,000		$3,667,992	(a)
CCO Safari II LLC, Senior Secured Notes	6.484%	10/23/45	640,000		647,365	(a)
DISH DBS Corp., Senior Notes	7.875%	9/1/19	1,820,000		1,912,511
DISH DBS Corp., Senior Notes	5.875%	11/15/24	1,370,000		1,167,069
Gibson Brands Inc., Senior Secured Notes	8.875%	8/1/18	720,000		639,000	(a)
iHeartCommunications Inc., Senior Notes	14.000%	2/1/21	1,610,000		675,194	(c)
MediaNews Group Inc.	12.000%	12/31/18	541,000		541,000	(d)
New Cotai LLC/New Cotai Capital Corp., Senior Secured Notes	10.625%	5/1/19	2,450,164		2,021,385	(a)(c)
Numericable-SFR SAS, Senior Secured Bonds	6.000%	5/15/22	1,220,000		1,178,825	(a)
Numericable-SFR SAS, Senior Secured Bonds	6.250%	5/15/24	2,550,000		2,460,750	(a)
Ottawa Holdings Pte Ltd., Senior Secured Notes	5.875%	5/16/18	1,000,000		425,000	(b)
Tribune Media Co., Senior Notes	5.875%	7/15/22	640,000		622,400	(a)
Univision Communications Inc., Senior Secured Notes	5.125%	2/15/25	680,000		639,200	(a)
Virgin Media Finance PLC, Senior Notes	6.375%	4/15/23	1,390,000		1,388,263	(a)
Virgin Media Finance PLC, Senior Notes	7.000%	4/15/23	690,000	GBP	1,083,143	(a)
Virgin Media Finance PLC, Senior Notes	6.375%	10/15/24	990,000	GBP	1,497,060	(a)
Virgin Media Finance PLC, Senior Notes	5.750%	1/15/25	1,690,000		1,592,825	(a)

Total Media					22,158,982

Multiline Retail - 0.1%
Neiman Marcus Group Ltd. LLC, Senior Notes	8.750%	10/15/21	500,000		517,500	(a)(c)

Specialty Retail - 1.0%
AA Bond Co., Ltd., Secured Notes	5.500%	7/31/22	420,000	GBP	602,952	(a)
GameStop Corp., Senior Notes	5.500%	10/1/19	980,000		1,013,369	(a)
Guitar Center Inc., Senior Bonds	9.625%	4/15/20	2,400,000		2,028,000	(a)

Total Specialty Retail					3,644,321

Textiles, Apparel & Luxury Goods - 0.5%
Empire Today LLC/Empire Today Finance Corp., Senior Secured Notes	11.375%	2/1/17	380,000		359,100	(a)
Levi Strauss & Co., Senior Notes	5.000%	5/1/25	1,570,000		1,546,450

Total Textiles, Apparel & Luxury Goods					1,905,550

TOTAL CONSUMER DISCRETIONARY					58,564,900

CONSUMER STAPLES - 6.7%
Beverages - 1.5%
Carolina Beverage Group LLC/Carolina Beverage Group Finance Inc., Secured Notes	10.625%	8/1/18	1,110,000		1,115,550	(a)
Constellation Brands Inc., Senior Notes	4.250%	5/1/23	1,070,000		1,068,663
Constellation Brands Inc., Senior Notes	4.750%	11/15/24	1,710,000		1,731,375
DS Services of America Inc., Secured Notes	10.000%	9/1/21	1,110,000		1,280,662	(a)

Total Beverages					5,196,250

Food & Staples Retailing - 0.9%
Beverages & More Inc., Senior Secured Notes	10.000%	11/15/18	1,280,000		1,233,600	(a)
Dollar Tree Inc., Senior Notes	5.750%	3/1/23	1,970,000		2,053,725	(a)

Total Food & Staples Retailing					3,287,325

Food Products - 3.1%
Boparan Finance PLC, Senior Secured Notes	5.500%	7/15/21	1,290,000	GBP	1,718,249	(b)
Dole Food Co. Inc., Senior Secured Notes	7.250%	5/1/19	900,000		900,000	(a)
JBS Investment GmbH, Senior Notes	7.250%	4/3/24	1,450,000		1,399,250	(a)
Kraft Heinz Foods Co., Senior Notes	7.125%	8/1/39	670,000		845,285	(a)
Labeyrie Fine Foods SAS, Senior Secured Bonds	5.625%	3/15/21	490,000	EUR	566,689	(a)
Marfrig Overseas Ltd., Senior Notes	9.500%	5/4/20	1,310,000		1,283,800	(a)
Minerva Luxembourg SA, Senior Notes	7.750%	1/31/23	980,000		862,400	(b)
Pilgrim’s Pride Corp., Senior Notes	5.750%	3/15/25	1,340,000		1,319,900	(a)
R&R Ice Cream PLC, Senior Secured Notes	4.750%	5/15/20	160,000	EUR	180,858	(a)
R&R Ice Cream PLC, Senior Secured Notes	5.500%	5/15/20	140,000	GBP	214,070	(a)
R&R Ice Cream PLC, Senior Secured Notes	8.250%	5/15/20	1,080,000	AUD	781,493	(a)
Simmons Foods Inc., Secured Notes	7.875%	10/1/21	1,280,000		1,185,600	(a)
Virgolino de Oliveira Finance SA, Senior Notes	10.500%	1/28/18	800,000		12,880	*(b)(g)

Total Food Products					11,270,474

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL HIGH YIELD BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Household Products - 0.7%
Kronos Acquisition Holdings Inc., Senior Notes	9.000%	8/15/23	260,000	$234,000	(a)
Spectrum Brands Inc., Senior Notes	5.750%	7/15/25	2,330,000	2,388,250	(a)

Total Household Products				2,622,250

Tobacco - 0.5%
Alliance One International Inc., Secured Notes	9.875%	7/15/21	1,970,000	1,691,738

TOTAL CONSUMER STAPLES				24,068,037

ENERGY - 13.9%
Energy Equipment & Services - 1.2%
Atwood Oceanics Inc., Senior Notes	6.500%	2/1/20	640,000	516,800
CGG, Senior Notes	6.500%	6/1/21	870,000	501,990
CGG, Senior Notes	6.875%	1/15/22	1,120,000	627,200
FTS International Inc., Senior Secured Bonds	6.250%	5/1/22	1,280,000	403,200
Gulfmark Offshore Inc., Senior Notes	6.375%	3/15/22	590,000	355,475
Hercules Offshore Inc., Senior Notes	8.750%	7/15/21	350,000	75,250	*(a)(g)
Hercules Offshore Inc., Senior Notes	6.750%	4/1/22	1,220,000	250,100	*(a)(g)
KCA Deutag UK Finance PLC, Senior Secured Notes	7.250%	5/15/21	770,000	554,400	(a)
McDermott International Inc., Secured Notes	8.000%	5/1/21	300,000	252,000	(a)
Parker Drilling Co., Senior Notes	6.750%	7/15/22	950,000	745,750

Total Energy Equipment & Services				4,282,165

Oil, Gas & Consumable Fuels - 12.7%
Antero Resources Corp., Senior Notes	5.375%	11/1/21	320,000	283,200
Antero Resources Corp., Senior Notes	5.125%	12/1/22	1,200,000	1,038,000
Approach Resources Inc., Senior Notes	7.000%	6/15/21	320,000	193,600
Arch Coal Inc., Senior Notes	9.875%	6/15/19	1,950,000	175,500
Berry Petroleum Co., Senior Notes	6.375%	9/15/22	1,250,000	380,475
BreitBurn Energy Partners LP/BreitBurn Finance Corp., Senior Notes	8.625%	10/15/20	500,000	222,500
California Resources Corp., Senior Notes	6.000%	11/15/24	890,000	533,444
Calumet Specialty Products Partners LP/Calumet Finance Corp., Senior Notes	6.500%	4/15/21	290,000	262,450
Carrizo Oil & Gas Inc., Senior Notes	7.500%	9/15/20	600,000	564,000
Carrizo Oil & Gas Inc., Senior Notes	6.250%	4/15/23	120,000	105,084
Chesapeake Energy Corp., Senior Notes	6.125%	2/15/21	460,000	322,863
Chesapeake Energy Corp., Senior Notes	5.750%	3/15/23	1,270,000	834,627
Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp., Senior Notes	6.375%	3/15/24	710,000	394,050
Comstock Resources Inc., Senior Notes	9.500%	6/15/20	180,000	50,400
Comstock Resources Inc., Senior Secured Notes	10.000%	3/15/20	1,110,000	777,000	(a)
Gazprom OAO Via Gaz Capital SA, Loan Participation Notes, Senior Notes	6.510%	3/7/22	2,940,000	2,917,215	(a)
Genesis Energy LP/Genesis Energy Finance Corp., Senior Notes	6.000%	5/15/23	600,000	531,000
Globe Luxembourg SCA, Senior Secured Notes	9.625%	5/1/18	1,900,000	1,596,000	(a)
Gulfport Energy Corp., Senior Notes	7.750%	11/1/20	310,000	306,125
Halcon Resources Corp., Secured Notes	8.625%	2/1/20	1,010,000	843,350	(a)
Halcon Resources Corp., Senior Notes	9.750%	7/15/20	540,000	186,300
Halcon Resources Corp., Senior Notes	8.875%	5/15/21	1,860,000	567,300
Indo Energy Finance BV, Senior Secured Notes	7.000%	5/7/18	1,450,000	696,000	(b)
Kinder Morgan Inc., Medium-Term Notes	7.750%	1/15/32	1,910,000	2,012,634
Linn Energy LLC/Linn Energy Finance Corp., Senior Notes	6.500%	9/15/21	530,000	112,625
LUKOIL International Finance BV, Senior Notes	4.563%	4/24/23	2,960,000	2,642,688	(a)

Magnum Hunter Resources Corp., Senior Notes	9.750%	5/15/20	1,500,000	682,500
MEG Energy Corp., Senior Notes	7.000%	3/31/24	1,980,000	1,584,000	(a)
MIE Holdings Corp., Senior Notes	7.500%	4/25/19	950,000	451,250	(b)
Milagro Oil & Gas Inc., Secured Notes	10.500%	5/15/16	2,060,000	638,600	*(e)(g)
Murray Energy Corp., Senior Secured Notes	11.250%	4/15/21	1,220,000	646,600	(a)
Natural Resource Partners LP/Natural Resource Partners Finance Corp., Senior Notes	9.125%	10/1/18	560,000	394,800

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL HIGH YIELD BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Oil, Gas & Consumable Fuels - (continued)
NGPL PipeCo LLC, Senior Secured Notes	7.119%	12/15/17	400,000		$382,000	(a)
Oasis Petroleum Inc., Senior Notes	6.500%	11/1/21	180,000		143,100
Oasis Petroleum Inc., Senior Notes	6.875%	3/15/22	530,000		422,569
Oasis Petroleum Inc., Senior Notes	6.875%	1/15/23	470,000		366,600
Pacific Drilling V Ltd., Senior Secured Notes	7.250%	12/1/17	940,000		643,900	(a)
Pacific Exploration and Production Corp., Senior Notes	7.250%	12/12/21	840,000		306,600	(b)
Parsley Energy LLC/Parsley Finance Corp., Senior Notes	7.500%	2/15/22	1,070,000		1,043,250	(a)
Petrobras Global Finance BV, Senior Notes	3.000%	1/15/19	1,950,000		1,413,750
Petrobras Global Finance BV, Senior Notes	6.875%	1/20/40	4,370,000		2,862,350
Petrobras Global Finance BV, Senior Notes	6.850%	6/5/2115	810,000		520,425
Petroleos de Venezuela SA, Senior Bonds	6.000%	5/16/24	6,800,000		2,230,400	(b)
Petroleos de Venezuela SA, Senior Notes	8.500%	11/2/17	821,000		550,070	(b)
Puma International Financing SA, Senior Bonds	6.750%	2/1/21	700,000		694,750	(a)
QEP Resources Inc., Senior Notes	5.250%	5/1/23	1,500,000		1,261,500
Quicksilver Resources Inc., Senior Notes	11.000%	7/1/21	620,000		34,100	*(g)
Range Resources Corp., Senior Subordinated Notes	5.000%	3/15/23	500,000		444,687
Rice Energy Inc., Senior Notes	6.250%	5/1/22	1,220,000		1,094,194
Rockies Express Pipeline LLC, Senior Notes	5.625%	4/15/20	540,000		526,500	(a)
RSP Permian Inc., Senior Notes	6.625%	10/1/22	750,000		723,750	(a)
Samson Investment Co., Senior Notes	9.750%	2/15/20	2,070,000		36,225	*(g)
Sanchez Energy Corp., Senior Notes	7.750%	6/15/21	1,670,000		1,244,150
Shelf Drilling Holdings Ltd., Senior Secured Notes	8.625%	11/1/18	1,090,000		855,650	(a)
Summit Midstream Holdings LLC/Summit Midstream Finance Corp., Senior Notes	7.500%	7/1/21	740,000		714,100
Summit Midstream Holdings LLC/Summit Midstream Finance Corp., Senior Notes	5.500%	8/15/22	1,330,000		1,150,450
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	6.375%	8/1/22	537,000		516,191
Whiting Petroleum Corp., Senior Notes	5.750%	3/15/21	430,000		374,315
WPX Energy Inc., Senior Notes	7.500%	8/1/20	160,000		147,200
WPX Energy Inc., Senior Notes	6.000%	1/15/22	180,000		155,700
WPX Energy Inc., Senior Notes	8.250%	8/1/23	360,000		327,600
YPF SA, Senior Notes	8.500%	7/28/25	2,000,000		1,745,000	(a)

Total Oil, Gas & Consumable Fuels					45,877,256

TOTAL ENERGY					50,159,421

FINANCIALS - 13.5%
Banks - 4.9%
ABN AMRO Bank NV, Subordinated Notes	4.750%	7/28/25	780,000		775,988	(a)
Bank of America Corp., Junior Subordinated Notes	6.500%	10/23/24	700,000		714,875	(f)(h)
Barclays Bank PLC, Subordinated Notes	7.625%	11/21/22	730,000		819,425
BNP Paribas SA, Junior Subordinated Notes	7.375%	8/19/25	1,440,000		1,450,800	(a)(f)(h)
CIT Group Inc., Senior Notes	5.000%	8/15/22	2,160,000		2,162,700
Citigroup Inc., Junior Subordinated Bonds	6.300%	5/15/24	150,000		144,510	(f)(h)
Citigroup Inc., Junior Subordinated Bonds	5.950%	5/15/25	1,420,000		1,340,125	(f)(h)
HSBC Holdings PLC, Junior Subordinated Bonds	6.375%	9/17/24	2,870,000		2,748,025	(f)(h)
HSBC Holdings PLC, Junior Subordinated Bonds	6.375%	3/30/25	870,000		831,937	(f)(h)
JPMorgan Chase & Co., Junior Subordinated Bonds	5.150%	5/1/23	770,000		727,896	(f)(h)
Novo Banco SA, Senior Notes	5.875%	11/9/15	400,000	EUR	445,874	(b)
Royal Bank of Scotland Group PLC, Subordinated Notes	6.000%	12/19/23	740,000		789,134
Royal Bank of Scotland NV, Subordinated Bonds	7.750%	5/15/23	510,000		607,425
Royal Bank of Scotland PLC, Subordinated Notes	13.125%	3/19/22	2,750,000	AUD	2,155,905	(b)(f)
Sberbank of Russia Via SB Capital SA, Subordinated Notes	5.500%	2/26/24	2,510,000		2,139,775	(b)(f)

Total Banks					17,854,394

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL HIGH YIELD BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Capital Markets - 0.6%
Goldman Sachs Group Inc., Subordinated Notes	5.150%	5/22/45	1,070,000		$1,054,210
Pershing Square Holdings Ltd., Senior Notes	5.500%	7/15/22	1,000,000		977,040	(a)

Total Capital Markets					2,031,250

Consumer Finance - 0.8%
Ally Financial Inc., Senior Notes	8.000%	11/1/31	520,000		604,339
Navient Corp., Senior Notes	5.875%	10/25/24	2,040,000		1,606,500
TMX Finance LLC/TitleMax Finance Corp., Senior Secured Notes	8.500%	9/15/18	890,000		705,325	(a)

Total Consumer Finance					2,916,164

Diversified Financial Services - 2.0%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust, Senior Bonds	4.625%	7/1/22	1,470,000		1,468,162
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust, Senior Notes	4.500%	5/15/21	590,000		590,738
Argos Merger Sub Inc., Senior Notes	7.125%	3/15/23	700,000		709,625	(a)
Boats Investments Netherlands BV, Secured Notes	11.000%	3/31/17	2,738,514	EUR	886,468	(b)(c)
International Lease Finance Corp., Senior Notes	8.250%	12/15/20	1,000,000		1,172,500
International Lease Finance Corp., Senior Notes	8.625%	1/15/22	2,000,000		2,417,500

Total Diversified Financial Services					7,244,993

Insurance - 0.9%
CNO Financial Group Inc., Senior Notes	4.500%	5/30/20	180,000		184,050
CNO Financial Group Inc., Senior Notes	5.250%	5/30/25	1,390,000		1,416,062
Fidelity & Guaranty Life Holdings Inc., Senior Notes	6.375%	4/1/21	600,000		627,000	(a)
Galaxy Bidco Ltd., Senior Secured Notes	6.375%	11/15/20	350,000	GBP	534,757	(b)
Genworth Holdings Inc., Senior Notes	4.900%	8/15/23	820,000		641,650

Total Insurance					3,403,519

Real Estate Investment Trusts (REITs) - 1.5%
CB Richard Ellis Services Inc., Senior Notes	5.250%	3/15/25	1,640,000		1,665,654
Communications Sales & Leasing Inc., Senior Notes	8.250%	10/15/23	200,000		172,000
Geo Group Inc., Senior Notes	5.875%	10/15/24	1,160,000		1,177,400
Iron Mountain Inc., Senior Notes	6.000%	10/1/20	930,000		941,346	(a)
Shimao Property Holdings Ltd., Senior Notes	6.625%	1/14/20	1,450,000		1,466,423	(b)

Total Real Estate Investment Trusts (REITs)					5,422,823

Real Estate Management & Development - 2.2%
Country Garden Holdings Co., Ltd., Senior Bonds	7.250%	4/4/21	1,090,000		1,100,900	(b)
Greystar Real Estate Partners LLC, Senior Secured Notes	8.250%	12/1/22	1,370,000		1,438,500	(a)
Howard Hughes Corp., Senior Notes	6.875%	10/1/21	1,040,000		1,061,736	(a)
Paris Las Vegas Holding LLC/Harrah’s Las Vegas LLC/Flamingo Las Vegas Holding LLC, Secured Notes	11.000%	10/1/21	1,590,000		1,450,875
Paris Las Vegas Holding LLC/Harrah’s Las Vegas LLC/Flamingo Las Vegas Holding LLC, Senior Secured Notes	8.000%	10/1/20	660,000		630,300
Tesco Property Finance 6 PLC, Senior Secured Notes	5.411%	7/13/44	548,477	GBP	734,433	(b)
Yuzhou Properties Co., Ltd., Senior Bonds	8.750%	10/4/18	1,400,000		1,392,754	(b)

Total Real Estate Management & Development					7,809,498

Thrifts & Mortgage Finance - 0.6%
Quicken Loans Inc., Senior Notes	5.750%	5/1/25	2,230,000		2,101,775	(a)

TOTAL FINANCIALS					48,784,416

HEALTH CARE - 6.1%
Biotechnology - 0.2%
AMAG Pharmaceuticals Inc., Senior Notes	7.875%	9/1/23	660,000		635,250	(a)

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL HIGH YIELD BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Health Care Equipment & Supplies - 0.2%
DJO Finco Inc./DJO Finance LLC/DJO Finance Corp., Secured Notes	8.125%	6/15/21	850,000		$830,875	(a)

Health Care Providers & Services - 4.0%
Acadia Healthcare Co. Inc., Senior Notes	6.125%	3/15/21	490,000		512,050
BioScrip Inc., Senior Notes	8.875%	2/15/21	450,000		348,187
Fresenius Medical Care U.S. Finance II Inc., Senior Notes	4.750%	10/15/24	2,690,000		2,669,825	(a)
HCA Inc., Senior Bonds	5.375%	2/1/25	3,740,000		3,711,950
HomeVi SAS, Senior Secured Bonds	6.875%	8/15/21	2,140,000	EUR	2,477,798	(a)
Tenet Healthcare Corp., Senior Notes	8.125%	4/1/22	1,970,000		2,098,838
Unilabs Subholding AB, Senior Secured Notes	8.500%	7/15/18	1,390,000	EUR	1,615,313	(a)
Universal Hospital Services Inc., Secured Notes	7.625%	8/15/20	1,130,000		1,065,025

Total Health Care Providers & Services					14,498,986

Pharmaceuticals - 1.7%
Concordia Healthcare Corp., Senior Notes	7.000%	4/15/23	780,000		684,450	(a)
DPx Holdings BV, Senior Notes	7.500%	2/1/22	1,000,000		1,013,750	(a)
Mallinckrodt International Finance SA, Senior Notes	5.625%	10/15/23	840,000		765,450	(a)
Valeant Pharmaceuticals International Inc., Senior Notes	5.375%	3/15/20	1,020,000		993,863	(a)
Valeant Pharmaceuticals International Inc., Senior Notes	5.625%	12/1/21	230,000		219,075	(a)
Valeant Pharmaceuticals International Inc., Senior Notes	5.500%	3/1/23	1,250,000		1,190,625	(a)
Valeant Pharmaceuticals International Inc., Senior Notes	5.875%	5/15/23	90,000		86,231	(a)
Valeant Pharmaceuticals International Inc., Senior Notes	6.125%	4/15/25	1,000,000		955,000	(a)

Total Pharmaceuticals					5,908,444

TOTAL HEALTH CARE					21,873,555

INDUSTRIALS - 12.0%
Aerospace & Defense - 1.1%
CBC Ammo LLC/CBC FinCo Inc., Senior Notes	7.250%	11/15/21	2,370,000		2,180,400	(a)
LMI Aerospace Inc., Secured Notes	7.375%	7/15/19	1,920,000		1,862,400

Total Aerospace & Defense					4,042,800

Air Freight & Logistics - 0.8%
Air Medical Merger Sub Corp., Senior Notes	6.375%	5/15/23	550,000		501,875	(a)
XPO Logistics Inc., Senior Notes	7.875%	9/1/19	910,000		890,662	(a)
XPO Logistics Inc., Senior Notes	5.750%	6/15/21	180,000	EUR	175,730	(a)
XPO Logistics Inc., Senior Notes	6.500%	6/15/22	1,450,000		1,231,594	(a)

Total Air Freight & Logistics					2,799,861

Airlines - 1.5%
America West Airlines, Pass-Through Certificates, Secured Notes	7.100%	4/2/21	744,429		812,359
American Airlines, Pass-Through Trust, Secured Bonds	5.625%	1/15/21	539,793		556,661	(a)
Continental Airlines Inc., Pass-Through Certificates, Secured Notes	5.500%	10/29/20	94,695		97,891
Delta Air Lines Inc., Pass-Through Trust, Secured Notes	6.875%	5/7/19	1,036,059		1,115,058	(a)
United Airlines Inc., Pass-Through Certificates, Secured Notes	4.750%	4/11/22	1,340,000		1,341,675
United Airlines Inc., Pass-Through Certificates, Secured Notes	4.625%	9/3/22	1,020,000		1,016,175
US Airways, Pass-Through Trust, Secured Bonds	6.750%	6/3/21	520,653		553,845

Total Airlines					5,493,664

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL HIGH YIELD BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Building Products - 0.3%
Ashton Woods USA LLC/Ashton Woods Finance Co., Senior Notes	6.875%	2/15/21	1,140,000		$1,054,500	(a)

Commercial Services & Supplies - 1.4%
Garda World Security Corp., Senior Notes	7.250%	11/15/21	590,000		541,325	(a)
Monitronics International Inc., Senior Notes	9.125%	4/1/20	1,070,000		968,350
Paprec Holding, Senior Secured Bonds	5.250%	4/1/22	200,000	EUR	217,977	(a)
Paprec Holding, Subordinated Bonds	7.375%	4/1/23	180,000	EUR	193,489	(a)
United Rentals North America Inc., Senior Notes	5.750%	11/15/24	2,000,000		1,925,000
West Corp., Senior Notes	5.375%	7/15/22	1,180,000		1,094,450	(a)

Total Commercial Services & Supplies					4,940,591

Construction & Engineering - 1.9%
AECOM, Senior Notes	5.875%	10/15/24	450,000		454,500	(a)
Astaldi SpA, Senior Notes	7.125%	12/1/20	790,000	EUR	912,874	(a)
Ausdrill Finance Pty Ltd., Senior Notes	6.875%	11/1/19	1,400,000		994,000	(a)
Empresas ICA SAB de CV, Senior Notes	8.875%	5/29/24	1,810,000		819,025	(a)
Grupo Isolux Corsan Finance BV, Senior Bonds	6.625%	4/15/21	1,000,000	EUR	438,579	(a)
Michael Baker Holdings LLC/Michael Baker Finance Corp., Senior Notes	8.875%	4/15/19	1,540,000		1,309,000	(a)(c)
Michael Baker International LLC/CDL Acquisition Co. Inc., Senior Secured Notes	8.250%	10/15/18	1,340,000		1,279,700	(a)
Modular Space Corp., Secured Notes	10.250%	1/31/19	1,060,000		742,000	(a)

Total Construction & Engineering					6,949,678

Electrical Equipment - 0.7%
International Wire Group Holdings Inc., Senior Secured Notes	8.500%	10/15/17	820,000		830,250	(a)
NES Rentals Holdings Inc., Senior Secured Notes	7.875%	5/1/18	790,000		762,350	(a)
Trionista TopCo GmbH, Senior Subordinated Notes	6.875%	4/30/21	200,000	EUR	232,458	(a)
WESCO Distribution Inc., Senior Notes	5.375%	12/15/21	870,000		836,288

Total Electrical Equipment					2,661,346

Engineering & Construction - 0.1%
Novafives SAS, Senior Secured Notes	4.500%	6/30/21	530,000	EUR	458,232	(a)

Machinery - 1.4%
CTP Transportation Products LLC/CTP Finance Inc., Senior Secured Notes	8.250%	12/15/19	850,000		907,375	(a)
DH Services Luxembourg Sarl, Senior Notes	7.750%	12/15/20	2,090,000		2,121,350	(a)
Global Brass and Copper Inc., Senior Secured Notes	9.500%	6/1/19	1,000,000		1,086,250
SIG Combibloc Holdings SCA, Senior Bonds	7.750%	2/15/23	470,000	EUR	539,620	(a)
SPL Logistics Escrow LLC/SPL Logistics Finance Corp., Senior Secured Notes	8.875%	8/1/20	520,000		548,600	(a)

Total Machinery					5,203,195

Marine - 0.7%
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S. Inc., Senior Secured Notes	8.125%	11/15/21	1,730,000		1,606,737	(a)
Ultrapetrol Bahamas Ltd., Senior Secured Notes	8.875%	6/15/21	1,250,000		800,000

Total Marine					2,406,737

Road & Rail - 0.8%
Flexi-Van Leasing Inc., Senior Notes	7.875%	8/15/18	1,010,000		1,027,675	(a)
Florida East Coast Holdings Corp., Senior Secured Notes	6.750%	5/1/19	520,000		510,900	(a)
Jack Cooper Holdings Corp., Senior Secured Notes	10.250%	6/1/20	1,310,000		1,185,550	(a)

Total Road & Rail					2,724,125

Trading Companies & Distributors - 0.9%
Ashtead Capital Inc., Secured Notes	5.625%	10/1/24	1,160,000		1,160,000	(a)
Ashtead Capital Inc., Senior Secured Notes	6.500%	7/15/22	880,000		924,000	(a)
H&E Equipment Services Inc., Senior Notes	7.000%	9/1/22	1,000,000		975,000

Total Trading Companies & Distributors					3,059,000

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL HIGH YIELD BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Transportation - 0.4%
Neovia Logistics Intermediate Holdings LLC/Logistics Intermediate Finance Corp., Senior Notes	10.000%	2/15/18	1,550,000		$1,546,125	(a)(c)

TOTAL INDUSTRIALS					43,339,854

INFORMATION TECHNOLOGY - 2.0%
Electronic Equipment, Instruments & Components - 0.7%
Interface Security Systems Holdings Inc./Interface Security Systems LLC, Senior Secured Notes	9.250%	1/15/18	1,450,000		1,475,375
NXP BV/NXP Funding LLC, Senior Notes	4.625%	6/15/22	870,000		865,650	(a)

Total Electronic Equipment, Instruments & Components					2,341,025

Internet Software & Services - 0.2%
Ancestry.com Inc., Senior Notes	11.000%	12/15/20	800,000		880,000

IT Services - 0.9%
Compiler Finance Subordinated Inc., Senior Notes	7.000%	5/1/21	900,000		544,500	(a)
First Data Corp., Senior Subordinated Notes	11.750%	8/15/21	2,579,000		2,869,137

Total IT Services					3,413,637

Software - 0.2%
Audatex North America Inc., Senior Notes	6.000%	6/15/21	713,000		717,093	(a)

TOTAL INFORMATION TECHNOLOGY					7,351,755

MATERIALS - 6.8%
Chemicals - 0.6%
Eco Services Operations LLC/Eco Finance Corp., Senior Notes	8.500%	11/1/22	370,000		331,150	(a)
Hexion Inc., Senior Secured Notes	8.875%	2/1/18	800,000		644,000
HIG BBC Intermediate Holdings LLC/HIG BBC Holdings Corp., Senior Notes	10.500%	9/15/18	530,000		520,725	(a)(c)
Kerling PLC, Senior Secured Notes	10.625%	2/1/17	508,000	EUR	574,334	(a)

Total Chemicals					2,070,209

Construction Materials - 1.3%
Cemex SAB de CV, Senior Secured Notes	5.700%	1/11/25	2,450,000		2,198,875	(a)
Cemex SAB de CV, Senior Secured Notes	6.125%	5/5/25	920,000		839,500	(a)
Cimpor Financial Operations BV, Senior Notes	5.750%	7/17/24	1,100,000		749,100	(a)
Hardwoods Acquisition Inc., Senior Secured Notes	7.500%	8/1/21	750,000		705,000	(a)
NWH Escrow Corp., Senior Secured Notes	7.500%	8/1/21	280,000		256,200	(a)

Total Construction Materials					4,748,675

Containers & Packaging - 1.7%
Ardagh Finance Holdings SA, Senior Notes	8.625%	6/15/19	680,000		697,000	(a)(c)
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA Inc., Senior Notes	7.000%	11/15/20	388,235		390,177	(a)
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA Inc., Senior Notes	6.000%	6/30/21	670,000		643,200	(a)
Ball Corp., Senior Notes	5.250%	7/1/25	940,000		930,008
BWAY Holding Co., Senior Notes	9.125%	8/15/21	760,000		737,200	(a)
Coveris Holdings SA, Senior Notes	7.875%	11/1/19	590,000		561,975	(a)
Pactiv LLC, Senior Bonds	8.375%	4/15/27	1,230,000		1,168,500
ProGroup AG, Senior Secured Notes	5.125%	5/1/22	220,000	EUR	251,923	(a)
SGD Group SAS, Senior Secured Bonds	5.625%	5/15/19	660,000	EUR	726,421	(a)

Total Containers & Packaging					6,106,404

Metals & Mining - 3.0%
ArcelorMittal, Senior Bonds	6.125%	6/1/25	1,030,000		836,875
ArcelorMittal, Senior Notes	6.250%	3/1/21	560,000		507,147
Barminco Finance Pty Ltd., Senior Notes	9.000%	6/1/18	940,000		688,550	(a)

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL HIGH YIELD BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Metals & Mining - (continued)
Coeur Mining Inc., Senior Notes	7.875%	2/1/21	1,090,000		$659,450
Evraz Group SA, Senior Notes	9.500%	4/24/18	500,000		525,265	(b)
Evraz Group SA, Senior Notes	6.750%	4/27/18	2,090,000		2,063,875	(a)
FMG Resources (August 2006) Pty Ltd., Senior Secured Notes	9.750%	3/1/22	1,530,000		1,428,638	(a)
Midwest Vanadium Pty Ltd., Senior Secured Notes	11.500%	2/15/18	1,220,000		54,900	*(a)(e)(g)
Mirabela Nickel Ltd., Subordinated Notes	1.000%	9/10/44	1,899		0	(a)(d)(e)(i)
Prince Mineral Holding Corp., Senior Secured Notes	11.500%	12/15/19	190,000		160,550	(a)
Schaeffler Holding Finance BV, Senior Secured Notes	6.875%	8/15/18	880,000	EUR	1,019,163	(a)(c)
Schaeffler Holding Finance BV, Senior Secured Notes	6.750%	11/15/22	1,210,000		1,306,800	(a)(c)
St. Barbara Ltd., Senior Secured Notes	8.875%	4/15/18	280,000		260,400	(a)
Thompson Creek Metals Co. Inc., Senior Notes	12.500%	5/1/19	820,000		439,725
Tupy Overseas SA, Senior Bonds	6.625%	7/17/24	790,000		699,150	(a)

Total Metals & Mining					10,650,488

Paper & Forest Products - 0.2%
Appvion Inc., Secured Notes	9.000%	6/1/20	1,530,000		780,300	(a)
Verso Paper Holdings LLC/Verso Paper Inc., Senior Secured Notes	11.750%	1/15/19	220,000		50,600

Total Paper & Forest Products					830,900

TOTAL MATERIALS					24,406,676

TELECOMMUNICATION SERVICES - 9.3%
Diversified Telecommunication Services - 4.9%
Axtel SAB de CV, Senior Secured Notes	9.000%	1/31/20	1,190,000		1,082,900	(a)
CenturyLink Inc., Senior Notes	5.800%	3/15/22	1,210,000		1,039,087
CenturyLink Inc., Senior Notes	6.750%	12/1/23	480,000		421,800
Cogent Communications Group Inc., Senior Secured Notes	5.375%	3/1/22	1,540,000		1,497,650	(a)
Digicel Group Ltd., Senior Notes	8.250%	9/30/20	700,000		651,000	(a)
Frontier Communications Corp., Senior Notes	10.500%	9/15/22	970,000		948,175	(a)
Frontier Communications Corp., Senior Notes	11.000%	9/15/25	1,210,000		1,173,700	(a)
Intelsat Jackson Holdings SA, Senior Bonds	5.500%	8/1/23	1,770,000		1,469,100
Intelsat Jackson Holdings SA, Senior Notes	7.500%	4/1/21	1,090,000		1,009,613
Intelsat Luxembourg SA, Senior Bonds	8.125%	6/1/23	1,140,000		746,700
Oi SA, Senior Notes	5.750%	2/10/22	2,650,000		1,258,750	(b)
Oi SA, Senior Notes	5.750%	2/10/22	1,570,000		745,750	(a)
Telecom Italia SpA, Senior Notes	5.303%	5/30/24	1,800,000		1,766,250	(a)
Telemar Norte Leste SA, Senior Notes	5.500%	10/23/20	550,000		300,438	(b)
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, Senior Secured Bonds	4.000%	1/15/25	870,000	EUR	922,077	(b)
Windstream Services LLC, Senior Notes	7.500%	6/1/22	1,510,000		1,145,712
Windstream Services LLC, Senior Notes	7.500%	4/1/23	1,960,000		1,460,200

Total Diversified Telecommunication Services					17,638,902

Wireless Telecommunication Services - 4.4%
Altice Financing SA, Senior Secured Notes	5.250%	2/15/23	150,000	EUR	165,460	(a)
Altice Financing SA, Senior Secured Notes	6.625%	2/15/23	2,660,000		2,565,237	(a)
Neptune Finco Corp., Senior Notes	10.125%	1/15/23	440,000		446,050	(a)
Neptune Finco Corp., Senior Notes	6.625%	10/15/25	960,000		967,200	(a)
Neptune Finco Corp., Senior Notes	10.875%	10/15/25	790,000		799,875	(a)
Play Finance 1 SA, Senior Secured Bonds	6.500%	8/1/19	570,000	EUR	659,210	(a)
Sprint Capital Corp., Senior Notes	6.875%	11/15/28	2,040,000		1,468,800
Sprint Capital Corp., Senior Notes	8.750%	3/15/32	2,165,000		1,688,700
Sprint Corp., Senior Notes	7.875%	9/15/23	3,560,000		2,890,275
Sprint Corp., Senior Notes	7.625%	2/15/25	650,000		504,969

T-Mobile USA Inc., Senior Notes	6.000%	3/1/23	1,230,000		1,190,025
VimpelCom Holdings BV, Senior Notes	7.504%	3/1/22	2,590,000		2,606,187	(a)

Total Wireless Telecommunication Services					15,951,988

TOTAL TELECOMMUNICATION SERVICES					33,590,890

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL HIGH YIELD BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
UTILITIES - 1.5%
Electric Utilities - 0.8%
Midwest Generation LLC, Pass-Through Certificates	8.560%	1/2/16	120,051		$120,051
NRG REMA LLC, Pass-Through Certificates, Senior Secured Bonds	9.237%	7/2/17	75,801		77,886
NRG REMA LLC, Pass-Through Certificates, Senior Secured Bonds	9.681%	7/2/26	1,397,000		1,410,970
Viridian Group FundCo II Ltd., Senior Secured Notes	7.500%	3/1/20	1,300,000	EUR	1,423,277	(a)

Total Electric Utilities					3,032,184

Gas Utilities - 0.3%
Suburban Propane Partners LP/Suburban Energy Finance Corp., Senior Notes	5.500%	6/1/24	1,140,000		1,060,200

Independent Power and Renewable Electricity Producers - 0.4%
Foresight Energy LLC/Foresight Energy Finance Corp., Senior Notes	7.875%	8/15/21	570,000		450,357	(a)
Mirant Mid Atlantic LLC, Pass-Through Certificates, Secured Bonds	10.060%	12/30/28	974,294		1,008,395

Total Independent Power and Renewable Electricity Producers					1,458,752

TOTAL UTILITIES					5,551,136

TOTAL CORPORATE BONDS & NOTES (Cost - $363,442,502)					317,690,640

COLLATERALIZED MORTGAGE OBLIGATIONS - 0.4%
Commercial Mortgage Trust, 2015-LC21 E	3.250%	7/10/48	900,000		572,696	(a)
JPMBB Commercial Mortgage Securities Trust, 2015-C31 E	4.773%	8/15/48	700,000		500,780	(a)(f)
Wells Fargo Commercial Mortgage Trust, 2015-C28 E	3.000%	5/15/48	800,000		497,405	(a)

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $1,559,445)					1,570,881

CONVERTIBLE BONDS & NOTES - 0.3%
MATERIALS - 0.2%
Chemicals - 0.1%
Hercules Inc., Junior Subordinated Bonds	6.500%	6/30/29	440,000		388,025

Metals & Mining - 0.1%
Mirabela Nickel Ltd., Senior Secured Bonds	9.500%	6/24/19	579,351		318,643	(a)(c)(e)

TOTAL MATERIALS					706,668

TELECOMMUNICATION SERVICES - 0.1%
Diversified Telecommunication Services - 0.1%
Axtel SAB de CV, Senior Secured Notes	9.000%	1/31/20	1,869,600	MXN	254,369	(a)

TOTAL CONVERTIBLE BONDS & NOTES (Cost - $1,291,230)					961,037

SENIOR LOANS - 3.6%
CONSUMER DISCRETIONARY - 0.8%
Hotels, Restaurants & Leisure - 0.3%
Equinox Holdings Inc., Second Lien Term Loan	9.750%	7/31/20	1,160,000		1,182,234	(j)(k)

Specialty Retail - 0.3%
Spencer Gifts LLC, Second Lien Term Loan	9.250%	11/12/21	890,000		903,350	(j)(k)

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL HIGH YIELD BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Textiles, Apparel & Luxury Goods - 0.2%
TOMS Shoes LLC, Term Loan B	6.500%	10/28/20	716,400		$637,596	(j)(k)

TOTAL CONSUMER DISCRETIONARY					2,723,180

CONSUMER STAPLES - 0.2%
Food Products - 0.2%
AdvancePierre Foods Inc., Second Lien Term Loan	9.500%	10/10/17	580,000		582,537	(j)(k)

ENERGY - 0.4%
Energy Equipment & Services - 0.4%
Hercules Offshore Inc., Bridge Term Loan	—	11/6/15	1,610,000		1,561,700	(d)(l)

HEALTH CARE - 0.7%
Health Care Equipment & Supplies - 0.2%
Lantheus Medical Imaging Inc., Term Loan	7.000%	6/30/22	827,925		786,529	(j)(k)

Health Care Providers & Services - 0.5%
Radnet Management Inc., Second Lien Term Loan	8.000%	3/25/21	1,700,000		1,659,625	(j)(k)

TOTAL HEALTH CARE					2,446,154

INDUSTRIALS - 0.3%
Commercial Services & Supplies - 0.3%
Kronos Inc., Second Lien Term Loan	9.750%	4/30/20	1,159,091		1,190,242	(j)(k)

MATERIALS - 0.3%
Chemicals - 0.2%
Kerling PLC, EUR Term Loan	10.000%	6/30/16	600,000	EUR	673,792	(j)(k)

Metals & Mining - 0.1%
FMG Resources (August 2006) Pty Ltd., New Term Loan B	3.750%	6/30/19	353,213		290,517	(j)(k)

TOTAL MATERIALS					964,309

UTILITIES - 0.9%
Electric Utilities - 0.2%
Panda Temple Power LLC, 2015 Term Loan B	7.250%	3/4/22	995,000		960,175	(j)(k)

Independent Power and Renewable Electricity Producers - 0.7%
Energy Future Intermediate Holding Co., LLC, DIP Term Loan	4.250%	6/19/16	701,546		700,377	(j)(k)
TPF II Power LLC, Term Loan B	5.500%	10/2/21	1,765,182		1,767,204	(j)(k)

Total Independent Power and Renewable Electricity Producers					2,467,581

TOTAL UTILITIES					3,427,756

TOTAL SENIOR LOANS (Cost - $13,067,433)					12,895,878

SOVEREIGN BONDS - 0.5%
Venezuela - 0.5%
Bolivarian Republic of Venezuela, Senior Notes (Cost - $3,334,221)	7.750%	10/13/19	5,071,000		1,762,173	(b)

			SHARES
COMMON STOCKS - 3.4%
CONSUMER DISCRETIONARY - 0.4%
Automobiles - 0.3%
Ford Motor Co.			77,446		1,050,942

Hotels, Restaurants & Leisure - 0.0%
Bossier Casino Venture Holdco Inc.			90,995		0	*(d)(e)(i)

Media - 0.1%
New Cotai LLC/New Cotai Capital Corp., Class B Shares			6		202,584	*(e)

TOTAL CONSUMER DISCRETIONARY					1,253,526

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL HIGH YIELD BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2015

SECURITY			SHARES	VALUE
ENERGY - 1.0%
Energy Equipment & Services - 1.0%
KCAD Holdings I Ltd.			395,216,044	$3,578,681	*(d)(e)

FINANCIALS - 1.2%
Banks - 1.2%
Citigroup Inc.			57,244	2,839,875
JPMorgan Chase & Co.			24,291	1,481,022

TOTAL FINANCIALS				4,320,897

HEALTH CARE - 0.4%
Health Care Providers & Services - 0.4%
Physiotherapy Associates Holdings Inc.			17,200	1,427,600	*(d)(e)

INDUSTRIALS - 0.4%
Marine - 0.2%
DeepOcean Group Holding AS			111,638	719,619	*(d)(e)

Trading Companies & Distributors - 0.2%
H&E Equipment Services Inc.			48,093	804,115

TOTAL INDUSTRIALS				1,523,734

MATERIALS - 0.0%
Metals & Mining - 0.0%
Mirabela Nickel Ltd.			512,776	29,873	*(d)(e)

TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
World Access Inc.			10,212	7	*(e)

TOTAL COMMON STOCKS (Cost - $13,328,172)				12,134,318

	RATE
CONVERTIBLE PREFERRED STOCKS - 0.0%
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Rex Energy Corp. (Cost - $390,000)	6.000%		3,900	130,650

PREFERRED STOCKS - 1.2%
FINANCIALS - 1.2%
Consumer Finance - 0.8%
GMAC Capital Trust I	8.125%		118,662	3,029,441	(f)

Diversified Financial Services - 0.4%
Citigroup Capital XIII	7.875%		56,875	1,461,119	(f)

TOTAL PREFERRED STOCKS (Cost - $4,546,484)				4,490,560

		EXPIRATION DATE	WARRANTS
WARRANTS - 0.2%
Jack Cooper Holdings Corp.		12/15/17	3,438	481,320	*(a)
Jack Cooper Holdings Corp.		5/6/18	1,123	157,220	*(a)

TOTAL WARRANTS (Cost - $61,397)				638,540

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $401,020,884)				352,274,677

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL HIGH YIELD BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
SHORT-TERM INVESTMENTS - 1.1%
Repurchase Agreements - 1.1%
Barclays Capital Inc. repurchase agreement dated 9/30/15; Proceeds at maturity - $1,000,002; (Fully collateralized by U.S. government obligations, 1.000% due 08/15/18; Market value - $1,020,000)	0.070%	10/1/15	1,000,000	$1,000,000
Deutsche Bank Securities Inc. repurchase agreement dated 9/30/15; Proceeds at maturity - $3,000,006; (Fully collateralized by U.S. government obligations, 0.125% due 4/15/20; Market value - $3,060,000)	0.070%	10/1/15	3,000,000	3,000,000

TOTAL SHORT-TERM INVESTMENTS (Cost - $4,000,000)				4,000,000

TOTAL INVESTMENTS - 98.8% (Cost - $405,020,884#)				356,274,677
Other Assets in Excess of Liabilities - 1.2%				4,170,424

TOTAL NET ASSETS - 100.0%				$360,445,101

†	Face amount denominated in U.S. dollars, unless otherwise noted.

*	Non-income producing security.

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(b)	Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(c)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional debt securities.

(d)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (See Note 1).

(e)	Illiquid security.

(f)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(g)	The coupon payment on these securities is currently in default as of September 30, 2015.

(h)	Security has no maturity date. The date shown represents the next call date.

(i)	Value is less than $1.

(j)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(k)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(l)	All or a portion of this loan is unfunded as of September 30, 2015. The interest rate for fully unfunded term loans is to be determined.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

AUD	— Australian Dollar
DIP	— Debtor-in-Possession
EUR	— Euro
GBP	— British Pound
MXN	— Mexican Peso

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Global High Yield Bond Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (formerly, Legg Mason North American Fund Valuation Committee) (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)		TOTAL
Long-term investments†:
Corporate bonds & notes:
Consumer discretionary	—	$56,867,684	$1,697,216		$58,564,900
Materials	—	24,406,676	0	*	24,406,676
Utilities	—	4,020,115	1,531,021		5,551,136
Other corporate bonds & notes	—	229,167,928	—		229,167,928
Collateralized mortgage obligations	—	1,570,881	—		1,570,881
Convertible bonds & notes	—	961,037	—		961,037
Senior Loans:
Consumer discretionary	—	1,182,234	1,540,946		2,723,180
Energy	—	—	1,561,700		1,561,700
Health care	—	1,659,625	786,529		2,446,154
Materials	—	290,517	673,792		964,309
Utilities	—	2,467,581	960,175		3,427,756
Other senior loans	—	1,772,779	—		1,772,779
Sovereign bonds	—	1,762,173	—		1,762,173
Common stocks:
Consumer discretionary	$1,050,942	—	202,584		1,253,526
Energy	—	—	3,578,681		3,578,681
Heath care	—	—	1,427,600		1,427,600
Industrials	804,115	—	719,619		1,523,734
Materials	—	—	29,873		29,873
Other common stocks	4,320,904	—	—		4,320,904
Convertible preferred stocks	—	130,650	—		130,650
Preferred stocks	4,490,560	—	—		4,490,560
Warrants	—	638,540	—		638,540

Total long-term investments	$10,666,521	$326,898,420	$14,709,736		$352,274,677

Short-term investments†	—	4,000,000	—		4,000,000

Total investments	$10,666,521	$330,898,420	$14,709,736		$356,274,677

Other financial instruments:
Futures contracts	$147,502	—	—		$147,502
Forward foreign currency contracts	—	$329,035	—		329,035

Total other financial instruments	$147,502	$329,035	—		$476,537

Total	$10,814,023	$331,227,455	$14,709,736		$356,751,214

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)		TOTAL
Other financial instruments:
Futures contracts	$132,759	—	—		$132,759
Forward foreign currency contracts	—	$752,075	—		752,075

Total	$132,759	$752,075	—		$884,834

†	See Schedule of Investments for additional detailed categorizations.

*	Amount represents less than $1.

Notes to Schedule of Investments (unaudited) (continued)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	CORPORATE BOND & NOTES
INVESTMENTS IN SECURITIES	CONSUMER DISCRETIONARY	MATERIALS		UTILITIES
Balance as of December 31, 2014	$2,501,140	$0	*	$0 *
Accrued premiums/discounts	22,857	—		—
Realized gain (loss)	99	—		(468,295)
Change in unrealized appreciation (depreciation)[1]	126,394	—		473,181
Purchases	131,844	—		—
Sales	(1,085,118)	—		(4,886)
Transfers into Level 3[2]	—	—		1,531,021
Transfers out of Level 3	—	—		—

Balance as of September 30, 2015	$1,697,216	$0	*	$1,531,021

Net change in unrealized appreciation (depreciation) for investments in securities still held at September 30, 2015[1]	$119,117	—		—

	SENIOR LOANS
INVESTMENTS IN SECURITIES	CONSUMER DISCRETIONARY	ENERGY	HEALTH CARE	MATERIALS	UTILITIES
Balance as of December 31, 2014	—	—	—	—	—
Accrued premiums/discounts	$137	—	$270	—	$1,122
Realized gain (loss)	—	—	25	—	96
Change in unrealized appreciation (depreciation)[1]	17,663	—	(31,316)	—	(16,043)
Purchases	885,550	$1,561,700	819,625	—	980,000
Sales	—	—	(2,075)	—	(5,000)
Transfers into Level 3[2]	637,596	—	—	$673,792
Transfers out of Level 3	—	—	—	—

Balance as of September 30, 2015	$1,540,946	$1,561,700	$786,529	$673,792	$960,175

Net change in unrealized appreciation (depreciation) for investments in securities still held at September 30, 2015[1]	$17,663	—	$(31,316)	—	$(16,043)

	COMMON STOCKS
INVESTMENTS IN SECURITIES	CONSUMER DISCRETIONARY		ENERGY	HEALTH CARE	INDUSTRIALS	MATERIALS	TOTAL
Balance as of December 31, 2014	$0	*	$814,540	$1,427,600	$2,733,859	$12,064	$7,489,203
Accrued premiums/discounts	—		—	—	—	—	24,386
Realized gain (loss)	—		—	—	—	—	(468,075)
Change in unrealized appreciation (depreciation)[1]	—		2,764,141	—	(2,014,240)	17,809	1,337,589
Purchases	—		—	—	—	—	4,378,719
Sales	—		—	—	—	—	(1,097,079)
Transfers into Level 3[2]	202,584		—	—	—	—	3,044,993
Transfers out of Level 3	—		—	—	—	—	—

Balance as of September 30, 2015	$202,584		$3,578,681	$1,427,600	$719,619	$29,873	$14,709,736

Net change in unrealized appreciation (depreciation) for investments in securities still held at September 30, 2015[1]	—		$2,764,141	—	$(2,014,240)	$17,809	$857,131

The Fund’s policy is to recognize transfers between levels as of the end of the reporting period.

*	Amount represents less than $1.

Notes to Schedule of Investments (unaudited) (continued)

[1]

Change in unrealized appreciation (depreciation) includes net unrealized appreciation (depreciation) resulting from changes in investment values during the reporting period and the reversal of previously recorded unrealized appreciation (depreciation) when gains or losses are realized.

[2]	Transferred into Level 3 as a result of the unavailability of a quoted price in an active market for an identical investment or the unavailability of other significant observable inputs.

The following table summarizes the valuation techniques used and unobservable inputs approved by the Valuation Committee to determine the fair value of certain, material Level 3 investments. The table does not include Level 3 investments with values derived utilizing prices from prior transactions or third party pricing information without adjustment (e.g., broker quotes, pricing services, net asset values).

	Fair Value at 9/30/15 (000’s)	Valuation Technique(s)	Unobservable Input(s)	Range/ Weighted Average		Impact to Valuation from an Increase in Input*
Common Stock	$3,579	Market Approach	EBITDA Multiple	6.57	x	Increase
			Liquidity Discount	6.13%		Decrease

*	This column represents the directional change in the fair value of the Level 3 investments that would result in an increase from the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect. Significant increases and decreases in these unobservable inputs in isolation could result in significantly higher or lower fair value measurements.

2. Investments

At September 30, 2015, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$5,297,708
Gross unrealized depreciation	(54,043,915)

Net unrealized depreciation	$(48,746,207)

At September 30, 2015, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
Euro	56	12/15	$7,842,632	$7,825,300	$(17,332)
U.S. Treasury Ultra Long-Term Bonds	51	12/15	8,033,217	8,180,719	147,502

					130,170

Contracts to Sell:
U.S. Treasury 10-Year Notes	112	12/15	14,302,823	14,418,250	(115,427)

Net unrealized appreciation on open futures contracts					$14,743

Notes to Schedule of Investments (unaudited) (continued)

At September 30, 2015, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	1,378,898	USD	1,552,449	Bank of America N.A.	10/16/15	$(11,351)
USD	19,302,083	EUR	17,481,000	Bank of America N.A.	10/16/15	(235,192)
USD	477,109	GBP	306,233	BNP Paribas	11/13/15	13,951
EUR	550,000	USD	614,454	Citibank N.A.	11/13/15	513
GBP	550,000	USD	860,741	Citibank N.A.	11/13/15	(28,900)
USD	651,578	AUD	890,000	Citibank N.A.	11/13/15	28,296
USD	2,520,394	AUD	3,610,000	Citibank N.A.	11/13/15	(7,749)
USD	6,056,248	EUR	5,573,577	Citibank N.A.	11/13/15	(175,686)
USD	3,594,102	GBP	2,308,632	Citibank N.A.	11/13/15	102,439
USD	1,937,313	GBP	1,260,000	Citibank N.A.	11/13/15	31,641
USD	5,946,983	EUR	5,412,755	Goldman Sachs & Co.	11/13/15	(105,133)
EUR	220,000	USD	248,520	JPMorgan Chase & Co.	11/13/15	(2,533)
USD	564,884	EUR	517,042	JPMorgan Chase & Co.	11/13/15	(13,232)
EUR	200,000	USD	223,012	UBS AG	11/13/15	612
USD	6,163,810	EUR	5,666,746	UBS AG	11/13/15	(172,299)
USD	4,970,543	GBP	3,192,138	UBS AG	11/13/15	142,632
USD	156,240	GBP	100,000	UBS AG	11/13/15	4,997
USD	404,750	GBP	265,000	UBS AG	11/13/15	3,954

Total						$(423,040)

Abbreviations used in this table:

AUD	— Australian Dollar
EUR	— Euro
GBP	— British Pound
USD	— United States Dollar

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Income Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	November 20, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	November 20, 2015

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	November 20, 2015